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                               VALUE LINE, INC.

                             220 East 42nd Street
                        New York, New York  10017-5891
                Phone:  (212) 907-1500 / FAX:  (212) 818-9747

                                                                July 8, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:   Value Line New York Tax Exempt Trust

               File #33-12400;  811-5052
               Rule 497(j)
               -------------------------------------

Dear Sir/Madam:

    On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                                     Very truly yours,

                                                     /s/ Peter D. Lowenstein

                                                     Peter D. Lowenstein
                                                     Legal Counsel


PDL:psp